Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details 4) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Bunker Oil Call Options Bought [Member]
IfrsStatementLineItems [Line Items]
Financial settlement inflows outflows	$ 13